Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Income Tax Contingency [Line Items]
Net tax loss carryforwards, expiration years	2013 to 2031
Deferred tax asset foreign tax credit carryforward	$ 7.0
Foreign tax credit carryforwards expiration, years	2018 to 2021
Foreign undistributed net earnings for which no deferred taxes have been provided	6.9
Effect of unrecognized tax benefits on effective tax rate	6.3	7.0
Accrual for income tax penalties and interest	0.9	1.2
Federal and United Kingdom
Income Tax Contingency [Line Items]
Net tax loss carryforwards	19.3
State
Income Tax Contingency [Line Items]
Net tax loss carryforwards	$ 13.3